AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Large Cap Buffer10 Feb ETF

AllianzIM U.S. Large Cap Buffer20 Feb ETF

(each a “Fund” and together the “Funds”)

Supplement, dated January 23, 2025

to each Fund’s Prospectus, dated March 1, 2024

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on January 31, 2025, following which each Fund will reset and commence a new Outcome Period beginning February 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or January 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Feb ETF	FEBT	February 1, 2025, to January 31, 2026	11.75% - 14.75% (before management fee) 11.01% - 14.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	FEBW	February 1, 2025, to January 31, 2026	8.00% - 11.00% (before management fee) 7.26% - 10.26% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

(the “Fund”)

Supplement, dated January 23, 2025

to the Fund’s Prospectus, dated January 24, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on January 31, 2025, following which the Fund will reset and commence a new Outcome Period beginning February 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Fund’s Cap is not determined until after the end of the last market day of the current Outcome Period, or January 31, 2025. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	SIXF	February 1, 2025, to July 31, 2025	5.00% - 8.00% (before management fee) 4.63% - 7.63% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap range provided here is based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AIM ETF Products Trust

(the “Trust”)

And the Trust’s series

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

(the “Fund”)

Supplement, dated January 23, 2025

to the Fund’s Prospectus, dated March 25, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund will begin its initial Outcome Period on February 1, 2025, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the initial Outcome Period, or January 31, 2025.

As of the date of this Supplement, the Spread for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	FEBU	February 1, 2025, to January 31, 2026	3.10% - 4.10% (before management fee) 3.84% - 4.84% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.